UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  December 31, 2000
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 804-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     01/04/01
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F  NOTICE.  (Check here if no  holdings  reported  are in this
     report,   and  all  holdings  are  reported  by  other   reporting
     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       73
                                        ----------------------

Form 13F Information Table Value Total:      143,237
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        The Pettyjohn Company
                                                              FORM 13F

                                                         December 31, 2000
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Column 1                      Column 2   Column3  Column 4            Column 5       Column 6  Column 7         Column 8
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                                                                                                                 Voting  Authority
Name of                       Title of    CUSIP     Value   Shrs or SH/PRN Put/Call  Investment  Other           -----------------
Issuer                         Class              (x$1000)   Pm Amt                  Discretion Managers   Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                   common     2824100    3,652    75,387                     Sole               75,387
ADM                           common    39483102      696    46,393                     Sole               46,393
American Electric Power       common   025537101      200     4,307                     Sole                4,307
Agilent Technologies          common   00846U101    1,538    28,096                     Sole               28,096
Allegheny Energy              common    17361106    1,568     7,044                     Sole                7,044
Amer Home Products            common    26609107    1,867    29,383                     Sole               29,383
America OnLine                common   02364J104      958    27,532                     Sole               27,532
A T & T Corp                  common   001957109      332    19,219                     Sole               19,219
Bank of America               common    60505104    3,950    86,088                     Sole               86,088
BB&T                          common    54937107    1,438    38,533                     Sole               38,533
Bell South                    common    79860102    2,564    62,621                     Sole               62,621
Boeing                        common    97023105    1,614    24,451                     Sole               24,451
BP Amoco                      common    55622104    2,150    44,896                     Sole               44,896
Bristol Myers Squibb          common   110122108    5,495    74,313                     Sole               74,313
Chevron                       common   166751107      523     6,195                     Sole                6,195
Cisco Systems                 common   17275R102    1,768    45,626                     Sole               45,626
Coca-Cola                     common   191216100    1,792    29,407                     Sole               29,407
Conoco Class A                common   208251306      268     9,350                     Sole                9,350
Consolidated Edison           common   209115104      281     7,300                     Sole                7,300
CSX                           common   126408103      218     8,410                     Sole                8,410
Dell Computer                 common   247025109    1,003    56,525                     Sole               56,525
Duke Energy                   common   264399106    1,023    11,996                     Sole               11,996
DuPont                        common   263534109    2,858    59,155                     Sole               59,155
Eli Lilly & Co                common   532457108      344     3,700                     Sole                3,700
Enron                         common   293561106    5,034    60,550                     Sole               60,550
Ericsson                      common   294821400      579    52,325                     Sole               52,325
Exxon- Mobil                  common   30231G102   11,839   136,172                     Sole              136,172
FDX Corp                      common   31428X106    1,347    33,700                     Sole               33,700
First Union                   common   337358105      276     9,920                     Sole                9,920
First Virginia Bank           common   337477103    1,143    23,804                     Sole               23,804
FleetBoston Financial         common   339030108      565    15,050                     Sole               15,050
Ford Motor                    common   345370860      515    21,958                     Sole               21,958
General Electric              common   369604103   17,313   361,138                     Sole              361,138
Georgia Pacific Timber        common   373298702      757    25,296                     Sole               25,296
Gillette                      common   375766102      740    20,473                     Sole               20,473
Guidant                       common   401698105    1,176    21,800                     Sole               21,800
Heinz                         common   423074103      254     5,350                     Sole                5,350
Hershey Foods                 common   427866108      488     7,575                     Sole                7,575
Hewlett Packard               common   428236103    2,010    63,694                     Sole               63,694
Home Depot                    common   437076102      958    31,075                     Sole               31,075
Honeywell                     common   438516106    1,144    24,188                     Sole               24,188
IBM Corp                      common   459200101      289     3,400                     Sole                3,400
ITT Hartford Cap I 7.7% Pfd   Pfd      416315208      252    10,300                     Sole               10,300
Intel                         common   458140100      201     6,680                     Sole                6,680
Jefferson Pilot               common   475070108    6,465    86,482                     Sole               86,482
Johnson & Johnson             common   478160104    4,049    38,541                     Sole               38,541
Key Corp                      common   493267108      228     8,130                     Sole                8,130
Lucent Technologies           common   549463107    1,650   122,213                     Sole              122,213
MCI WorldCom                  common   98157D106      395    28,063                     Sole               28,063
3M                            common   604059105    1,591    13,202                     Sole               13,202
Mead                          common   582834107      210     6,686                     Sole                6,686
Medtronic                     common   585055106      800    13,250                     Sole               13,250
Merck                         common   589331107    3,457    36,923                     Sole               36,923
Microsoft                     common   594918104    1,335    30,506                     Sole               30,506
Norfolk Southern              common   655844108    1,646   123,669                     Sole              123,669
Oracle                        common   68389X105      618    21,250                     Sole               21,250
Pepsi                         common   713448108    5,265   106,240                     Sole              106,240
Pfizer                        common   717081103    1,332    28,958                     Sole               28,958
Philip Morris                 common   718154107      497    11,288                     Sole               11,288
Procter & Gamble              common   742718109    6,606    84,221                     Sole               84,221
Royal Dutch                   common   780257804    1,516    25,025                     Sole               25,025
S & P 500 Technology Index    common   81369Y803      701    22,400                     Sole               22,400
S&P Financial Svc Index       common   81369Y605      378    12,800                     Sole               12,800
SBC Communications            common   78387G103    3,281    68,721                     Sole               68,721
Schering- Plough              common   806605101    1,085    19,126                     Sole               19,126
SmithKline Beecham            common   832378301      356     6,360                     Sole                6,360
Sprint Corp                   common   852061100      216    10,612                     Sole               10,612
SunTrust Bank                 common   867914103    2,609    41,407                     Sole               41,407
United Techologies            common   913017109      559     7,114                     Sole                7,114
VA Power Co 7.15% Pfd Ser A   Pfd      927804617      415    17,500                     Sole               17,500
Verizon                       common   92343V104    5,560   110,918                     Sole              110,918
Vodafone AirTouch ADR         common   92857W100      265     7,405                     Sole                7,405
Wachovia                      common   929771103    5,172    89,087                     Sole               89,087